Financial instruments (Details 17) - Series H bonds [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Hedge		$ 1,952	$ 495
Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 7,691	$ 7,868	$ 8,325